Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jul. 31, 2024		Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1]	$ 1,295,815		$ 1,293,039	$ 1,298,687
Decreases (increases) in the Bank's before-tax annual earnings		48		55		$ 68
The unrealized foreign currency translation losses		339		353		$ 328
Derivative liabilities transferred into Level 3		0		0
Derivative liabilities transferred out of Level 3		0		0
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset transferred out of Level 3					108
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level two into level one		464		510	149
Liabilities transferred out of level one into level two		345		102	279
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one		1,840		3,279	1,937
Assets transferred out of level one into level two		1,648		994	1,184
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one		2,364		1,919	2,034
Assets transferred out of level one into level two		1,583		2,497	647
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1]	221,731
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1]	1,074,084
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2]	534,386		525,953	512,047
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		127,852	[1],[2]	127,000	125,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		65,000		$ 66,000	$ 65,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2]	$ 406,534
Percentage of residential mortgage portfolio insured		25.00%		25.00%	26.00%
Percentage of residential mortgage portfolio uninsured to average loan value		50.00%		51.00%	49.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio		80.00%

[1]	After credit risk mitigation and excludes equity securities, centralized counterparties, and other assets.
[2]	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.